Risk Management and Use of Derivative Financial Instruments (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivatives Not in Cash Flow Hedging Relationship
Amount of Gain (Loss) Recognized in Income on Derivatives	$ (28)	$ (1,416)	$ (738)
Credit Default Option [Member]
Derivatives Not in Cash Flow Hedging Relationship
Amount of Gain (Loss) Recognized in Income on Derivatives	(28)	(17)	(846)
Warrant [Member]
Derivatives Not in Cash Flow Hedging Relationship
Amount of Gain (Loss) Recognized in Income on Derivatives	0	(162)	108
Interest Rate Swap [Member]
Derivatives Not in Cash Flow Hedging Relationship
Amount of Gain (Loss) Recognized in Income on Derivatives		$ (1,237)